Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax provision
Federal
State and local	7,141	10,276
Foreign	67,356	9,985
Total current tax provision	74,497	20,261
Deferred tax provision
Federal
State and local
Foreign
Total deferred tax provision
Total provision for income taxes	$ 74,497	$ 20,261